Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Unrecognized Tax Liability beginning balance
Net Increases tax positions in current year
Net Increases tax positions in prior year	3,499
Total income tax expense	$ 3,499